Schedule of Restatement of Prior Period Information (Details)	3 Months Ended				9 Months Ended
	Apr. 30, 2022 USD ($) $ / shares shares	Jul. 31, 2021 USD ($)	Apr. 30, 2021 USD ($) $ / shares shares	Apr. 30, 2021 CAD ($) shares	Apr. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) $ / shares shares	Apr. 30, 2021 CAD ($) shares
Expenses:
Research and development costs	$ 2,543,481		$ 1,125,425		$ 5,152,672	$ 1,440,080
General and administration costs	2,302,281		3,681,228		5,910,274	3,937,092
Total expenses	4,845,762		4,806,653		11,062,946	5,377,172
Operating loss	(4,845,762)		(4,806,653)		(11,062,946)	(5,377,172)
Interest expense			(62,417)			(123,927)
Change in fair value of warrant liability	(29,910)		8,879,154		(78,938)	8,879,154
Loss on extinguishment of debt			(175,904)			(201,138)
Foreign exchange loss	228		(884,536)		(5,779)	(884,536)
Non Operating Expenses	6,305		7,756,297		(27,935)	7,669,553
Profit (loss) for the period	(4,839,457)	$ (2,720,715)	2,949,644		(11,090,881)	2,292,381
Other comprehensive income - Foreign currency translation adjustment			(115,591)			53,235
Comprehensive loss for the period	$ (4,839,457)		$ 2,834,053		$ (11,090,881)	$ 2,345,616
Earnings (loss) per share - basic and diluted | $ / shares	$ (0.32)		$ 0.63		$ (0.72)	$ 1.12
Weighted average number of shares outstanding - basic and diluted | shares	15,358,947		4,744,036	4,744,036	15,486,028	2,047,495	2,047,495
Cash flow from operating activities
Net profit for the period	$ (4,839,457)	(2,720,715)	$ 2,949,644		$ (11,090,881)	$ 2,292,381
Items not affecting cash:
Depreciation and amortization					11,454	11,443
Share-based compensation					3,204,704	2,007,506
Accrued interest expense						21,261
Loss on extinguishment of debt			175,904			201,138
Foreign exchange adjustments						884,536
Change in fair value of warrants						(8,879,154)
Changes in non-cash working capital:
Amounts receivable					(1,958)	6,715
Prepaid expenses					(1,167,991)	(637,112)
Accounts payable and accrued liabilities					(190,504)	(1,713,000)
Net cash from operating activities					(9,158,647)	(5,804,286)
Cash flow from financing activities
Proceeds from public offering, net						29,731,961
Proceeds from issuance of convertible loans						215,710
Share issucance costs						(2,767,924)
Repayment of unsecured convertible loan						(309,642)
Proceeds from receipt of short-term loans						35,000
Change in fair value of warrants						72,693
Repayment of short-term loans						(274,000)
Net cash from financing activities					(3,582,874)	26,703,798
Increase (decrease) in cash					(12,741,521)	20,899,512
Effect of changes in foreign exchange						(856,459)
Cash, beginning of the period		20,064,302			57,268,685	21,249
Cash, end of the period	$ 44,527,164	57,268,685	20,064,302		$ 44,527,164	20,064,302
Foreign currency translation [member]
Expenses:
Research and development costs			(257,161)			(329,060)
General and administration costs			(841,165)			(899,630)
Total expenses			(1,098,326)			(1,228,690)
Operating loss			1,098,326			1,228,690
Interest expense			14,262			28,318
Change in fair value of warrant liability			(2,028,897)			(2,028,897)
Loss on extinguishment of debt			40,194			45,960
Foreign exchange loss			202,117			202,117
Non Operating Expenses			(1,772,324)			(1,752,502)
Profit (loss) for the period			(673,998)			(523,812)
Other comprehensive income - Foreign currency translation adjustment			26,413			(12,164)
Comprehensive loss for the period			$ (647,585)			$ (535,976)
Earnings (loss) per share - basic and diluted | $ / shares			$ (0.14)			$ (0.26)
Weighted average number of shares outstanding - basic and diluted | shares
Cash flow from operating activities
Net profit for the period			$ (673,998)			$ (523,812)
Items not affecting cash:
Depreciation and amortization						(2,615)
Share-based compensation						(458,718)
Accrued interest expense						(4,858)
Loss on extinguishment of debt			(40,194)			(45,960)
Foreign exchange adjustments						(202,117)
Change in fair value of warrants						2,028,897
Changes in non-cash working capital:
Amounts receivable						(1,534)
Prepaid expenses						145,581
Accounts payable and accrued liabilities						391,422
Net cash from operating activities						1,326,286
Cash flow from financing activities
Proceeds from public offering, net						(6,793,789)
Proceeds from issuance of convertible loans						(49,290)
Share issucance costs						632,474
Repayment of unsecured convertible loan						70,753
Proceeds from receipt of short-term loans						(7,998)
Change in fair value of warrants						(16,610)
Repayment of short-term loans						62,609
Net cash from financing activities						(6,101,851)
Increase (decrease) in cash						(4,775,565)
Effect of changes in foreign exchange						195,702
Cash, beginning of the period		$ (4,584,718)				(4,855)
Cash, end of the period			$ (4,584,718)			$ (4,584,718)
Previously stated [member]
Expenses:
Research and development costs				$ 1,382,586			$ 1,769,140
General and administration costs				4,522,393			4,836,722
Total expenses				5,904,979			6,605,862
Operating loss				(5,904,979)			(6,605,862)
Interest expense				(76,679)			(152,245)
Change in fair value of warrant liability				10,908,051			10,908,051
Loss on extinguishment of debt				(216,098)			(247,098)
Foreign exchange loss				(1,086,653)			(1,086,653)
Non Operating Expenses				9,528,621			9,422,055
Profit (loss) for the period				3,623,642			2,816,193
Other comprehensive income - Foreign currency translation adjustment				(142,004)			65,399
Comprehensive loss for the period				$ 3,481,638			$ 2,881,592
Earnings (loss) per share - basic and diluted | $ / shares			$ 0.77			$ 1.38
Weighted average number of shares outstanding - basic and diluted | shares			4,744,036	4,744,036		2,047,495	2,047,495
Cash flow from operating activities
Net profit for the period				$ 3,623,642			$ 2,816,193
Items not affecting cash:
Depreciation and amortization							14,058
Share-based compensation							2,466,224
Accrued interest expense							26,119
Loss on extinguishment of debt				216,098			247,098
Foreign exchange adjustments							1,086,653
Change in fair value of warrants							(10,908,051)
Changes in non-cash working capital:
Amounts receivable							8,249
Prepaid expenses							(782,693)
Accounts payable and accrued liabilities							(2,104,422)
Net cash from operating activities							(7,130,572)
Cash flow from financing activities
Proceeds from public offering, net							36,525,750
Proceeds from issuance of convertible loans							265,000
Share issucance costs							(3,400,398)
Repayment of unsecured convertible loan							(380,395)
Proceeds from receipt of short-term loans							42,998
Change in fair value of warrants							89,303
Repayment of short-term loans							(336,609)
Net cash from financing activities							32,805,649
Increase (decrease) in cash							25,675,077
Effect of changes in foreign exchange							(1,052,161)
Cash, beginning of the period							26,104
Cash, end of the period				$ 24,649,020			$ 24,649,020